Capital and other reserves - Schedule of Capital and Other Reserves (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Equity	SFr 1,026.7	SFr 1,018.7	SFr 969.5	SFr 935.9	SFr 878.3	SFr 848.4
Capital reserves
Disclosure of reserves within equity [line items]
Equity	1,118.6	1,109.6	1,105.1	1,063.8	1,060.2	1,044.0
Share premium
Disclosure of reserves within equity [line items]
Equity	756.9		756.9
Legal reserves
Disclosure of reserves within equity [line items]
Equity	38.8		33.8
Equity transaction costs
Disclosure of reserves within equity [line items]
Equity	(8.7)		(8.7)
Tax impact on equity transaction costs
Disclosure of reserves within equity [line items]
Equity	1.3		1.3
Share-based compensation
Disclosure of reserves within equity [line items]
Equity	330.3		321.8
Other reserves
Disclosure of reserves within equity [line items]
Equity	(3.7)	SFr 0.4	0.0	SFr 1.8	SFr (3.2)	SFr (3.4)
Exchange differences
Disclosure of reserves within equity [line items]
Equity	(3.8)		(1.0)
Actuarial gains and losses
Disclosure of reserves within equity [line items]
Equity	0.2		1.3
Taxes on actuarial gains and losses
Disclosure of reserves within equity [line items]
Equity	SFr 0.0		SFr (0.2)